Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2013	2012
	U.S. Dollars
Accrued employee compensation and related benefits	6,546	5,478
Accrued expenses	2,291	2,076
Commissions	2,040	1,895
Advances from customers and deferred revenues	1,985	1,843
Accrued warranty costs	1,304	1,150
Government institutions	992	864
Current maturities of contingent consideration (1)	268	335
Current maturities of OCS liability (1)	159	209

	15,585	13,850

Changes In Product Warranty Obligation
Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Beginning of year	1,150	1,637	1,494
New warranties	2,327	2,159	3,179
Reductions	(2,173)	(2,646)	(3,036)

Balance at end of year	1,304	1,150	1,637

(1)           See also Note 14 - Other long-term liabilities